Accrued Expenses and Other Liabilities	6 Months Ended
Jun. 30, 2022
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities	Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following (in thousands):

	June 30,	December 31,
	2022	2021
Compensation and benefits	$6,889	$8,747
Research and development costs	22,083	11,311
UCLB milestone and option	—	10
Professional fees	2,041	3,449
U.S. corporate income and local taxes	13	—
Other liabilities	334	150
Total accrued expenses and other liabilities	$31,360	$23,667